POSTRETIREMENT BENEFIT PLANS - Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan costs	$ 444	$ 418	$ 318
Continuing operations
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan costs	$ 322	$ 299	$ 235